TRADE AND OTHER NON TRADE PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [abstract]
Other payables	$ 10,261	$ 13,744
Suppliers	1,483	647
Total non-current	11,744	14,391
Suppliers	71,311	74,616
Advances	365	2,296
Total current trade payables	71,676	76,912
Suppliers of fixed assets	21,276	26,003
Personnel	67,208	67,644
Other Payables	4,806	13,526
Current deposits from customers	1,145	789
Total current other non-trade payables	94,435	107,962
Total Current	166,111	184,874
Total	$ 177,855	$ 199,265